Offerings - Offering: 1	Oct. 03, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.950% Notes due 2034
Amount Registered | shares	600,000,000
Proposed Maximum Offering Price per Unit	0.99897
Maximum Aggregate Offering Price	$ 599,382,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 91,765.38
Offering Note	This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Filing Fee Tables” in Registration Statement No. 333-282431.